ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	March 31,	December 31,
	2025	2024
Trade payable	$175,669	$188,862
Salary payable	423,000	393,000
Accrued interest	133,572	101,769
Other current liabilities	315,303	265,020
	$1,047,544	$948,651

	December 31,	December 31,
	2024	2023
Trade payable	$188,862	$174,475
Salary payable	393,000	278,000
Accrued interest	101,769	60,669
Other current liabilities	265,020	26,817
	$948,651	$539,961

	December 31,	December 31,
	2023	2022
Trade payable	$174,475	$48,149
Bank overdraft	-	28
Salary payable	278,000	158,000
Accrued interest	60,669	34,872
Other current liabilities	376,317	142,477
	$889,461	$383,526